Debt (Details)									1 Months Ended				3 Months Ended		6 Months Ended			12 Months Ended
		Nov. 15, 2024	Oct. 31, 2024	Sep. 25, 2024	Jun. 18, 2024 USD ($) shares	Jan. 31, 2024 USD ($)	Dec. 19, 2023 USD ($)	Feb. 28, 2021 USD ($)	Mar. 31, 2024 USD ($) shares	Feb. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)
Debt [Line Items]
Waive outstanding				25.00%
Fixed coupon interest				10.00%
Interest expense																	$ 1,564,210
Purchase of warrants (in Shares) | shares									100							100		100
Proceeds from Issuance of Common Stock							$ 5,000,000								17,100,000			$ 17,100,000
Proceeds from issue of redeemable promissory notes																		5,770,630
Redeemable Promissory Note													$ 1,510,041		1,510,041
Warrants (in Shares) | shares									11,500,000							11,500,000		11,500,000
Debt issuance cost																		$ 1,231,368
Issuance cost															909,657	$ 909,657		6,981	41,331
Interest on redeemable promissory note													1,320,861		1,467,623
Balance outstanding of redeemable promissory note													$ 3,750,000		3,750,000
Debt Instrument, Increase, Accrued Interest															$ 150,000
Reverse stock split (in Dollars per share) | $ / shares															$ 0.1416
Lumpsum payment															$ 1,249,505		773,650	$ 1,464,539	5,942,961
Non Convertible Debentures [Member]
Debt [Line Items]
Debenture percentage									7.70%				7.70%		7.70%	7.70%		7.70%
Clix Finance India Unlimited [Member]
Debt [Line Items]
Instalment amount									$ 14,516	$ 14,516			$ 83,937
Effective interest rate									6.32%							6.32%		6.32%
7.7% Debenture [Member]
Debt [Line Items]
Interest expense													$ 9,869	10,023	$ 9,869		22,086
Interest expense																		$ 64,635	65,047
Interest percentage								10.00%
Date of allotment																		Apr. 16, 2019
Variable interest rate																		2.00%
Effective interest percentage									12.00%							12.00%		12.00%
Asset purchased using the loans percentage																		100.00%
Effective interest rate													11.61%		11.61%
Debt instrument, term								28 months
Maturity date start								Oct. 31, 2021
Lumpsum payment								$ 335,052
Term loans from NBFCs [Member]
Debt [Line Items]
Interest expense													$ 76,049	94,064	$ 152,215		194,629	$ 29,757
Outstanding amount															3,403,861			3,976,093	5,054,979
Interest expense													$ 46,505		87,584			$ 396,502	$ 536,567
Percentage of penal interest																		1.00%
Tata Motors Finance Limited [Member]
Debt [Line Items]
Instalment amount									$ 136,325	136,325	$ 136,325				$ 1,577,289
Effective interest rate									13.05%				12.89%		12.89%	13.05%		13.05%
Interest charge percentage																		36.00%
Mercury Car Rentals Limited [Member]
Debt [Line Items]
Instalment amount						$ 31,996
Redeemable Promissory Note [Member]
Debt [Line Items]
Principal amount					$ 3,600,000
Proceeds from Issuance of Common Stock					$ 3,000,000
Proceeds from issue of redeemable promissory notes															$ 3,000,000
Redeemable Promissory Note													$ 952,075		$ 952,075
Warrants (in Shares) | shares													2,047,925		2,047,925
Interest percentage													15.00%		15.00%
7.7% Debenture [Member]
Debt [Line Items]
Effective interest rate								7.70%
Kotak Mahindra Finance (Lender) [Member]
Debt [Line Items]
Outstanding amount																		$ 348,599
Orix Leasing and Financial Services India Limited [Member]
Debt [Line Items]
Instalment amount									$ 45,638	$ 45,638	45,638	$ 45,638
Interest charge percentage																		15.00%
Jain and Sons Services Limited [Member]
Debt [Line Items]
Instalment amount									$ 19,197			$ 19,197
Effective interest rate
Mahindra & Mahindra Financial Services Limited [Member]
Debt [Line Items]
Instalment amount											873,924
Effective interest rate	[1]
Mercury Car Rentals Private Limited [Member]
Debt [Line Items]
Instalment amount											$ 239,962
Effective interest rate
AON Insurance Limited [Member]
Debt [Line Items]
Instalment amount																		$ 123,679
Interest expense																		$ 18,920
Loans were repayable, monthly installments.																		9
Loan amount									$ 1,078,050							$ 1,078,050		$ 1,078,050
Commencing date																		Jan. 28, 2024
Minimum [Member] | Term loans from NBFCs [Member]
Debt [Line Items]
Interest percentage																			2.00%
Loans were repayable, monthly installments.																			36
Maximum [Member] | Term loans from NBFCs [Member]
Debt [Line Items]
Interest percentage																			14.50%
Loans were repayable, monthly installments.																			118
Common Stock [Member] | Redeemable Promissory Note [Member]
Debt [Line Items]
Purchase of warrants (in Shares) | shares					1,267,728
Reverse stock split shares					$ 52,966,102
Equated Monthly Installment [Member] | Term loans from NBFCs [Member]
Debt [Line Items]
Outstanding amount																		$ 121,787
Placement Agent [Member]
Debt [Line Items]
Debt issuance cost															$ 2,647,925
Issuance cost															909,657
Consideration fees															$ 788,157
Short-Term Debt [Member]
Debt [Line Items]
Fixed deposits									$ 259,992							$ 259,992		$ 259,992
Subsequent Event [Member]
Debt [Line Items]
Waive outstanding		25.00%	25.00%
Common Stock [Member]
Debt [Line Items]
Initial price per share (in Dollars per share) | $ / shares													$ 5.9161		$ 5.9161

[1]

Mahindra & Mahindra Financial Services Limited is a related party till December 28, 2023, accordingly the outstanding balances as on March 31, 2024 with this related party has been disclosed under Term loan from NBFC - Others.

Further, fixed deposits amounting to $259,992 are marked as lien against the loan which is recognized under ‘Short term investments’ in the Consolidated Balance Sheet.